Common Stock and Warrants	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
COMMON STOCK AND WARRANTS

NOTE 9 – COMMON STOCK AND WARRANTS

On December 21, 2018, the Company completed a registered, underwritten initial public offering and concurrent listing of the Company’s Common Stock on the NASDAQ Capital Market, which generated gross proceeds of $6.7 million before deducting underwriter’s commissions and other offering costs, resulting in net proceeds of approximately $5.7 million, The Company sold 1,667,500 shares of Common Stock (including shares issued pursuant to the underwriter’s over-allotment option) at $4 per share.

In addition, the Company issued warrants to the representative of the underwriters to purchase 101,500 shares of Common Stock at $6 per share. These warrants may be purchased in cash or via cashless exercise, will be exercisable for five years from December 21, 2018 through December 17, 2023. The warrants issued in this financing were classified as equity instruments. The Company accounted for the warrants issued in this financing based on the FV method under FASB ASC Topic 505, and the FV of the warrants was calculated using the Black-Scholes model under the following assumptions: life of 5 years, volatility of 168%, risk-free interest rate of 2.64% and dividend yield of 0%. The FV of the warrants issued at grant date was $387,727, and was recorded as offering costs. Following is a summary of the activities of warrants for the nine months ended March 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at July 1, 2020	101,500	$6.00	3.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at March 31, 2021	101,500	$6.00	2.72
Exercisable at March 31, 2021	101,500	$6.00	2.72

On October 22, 2020, the Company entered into a common stock purchase agreement with Triton Funds LP (“Triton”). Pursuant to the Purchase Agreement, subject to certain conditions set forth in the Purchase Agreement, Triton was obligated, pursuant to a purchase notice by the Company, to purchase up to $2 million of the Company’s common stock from time to time through December 31, 2020. The Company is precluded from submitting a purchase notice to Triton if the closing price is less than $1.65 per share as reported on the Nasdaq Stock Market.

The total number of the shares to be purchased under the Agreement shall not exceed 523,596, or 2.5% of the Company’s outstanding shares of common stock on the Agreement’s execution date, subject to the 9.9% beneficial ownership limitation of the Company’s shares of common stock outstanding by Triton. Closing for sales of common stock will occur no later than three business days following the date on which the Purchased Shares are received by Triton’s custodian. In addition, the Company agreed to (i) at the time of the purchase agreement execution remit $10,000 to Triton, and (ii) at the initial closing pay $5,000 to Triton, to reimburse Triton’s expenses related to the transaction.

On October 29, 2020, the Company issued a notice to sell 520,000 shares to Triton. On November 11, 2020, the Company and Triton closed the equity financing for the issuance of 520,000 shares of the Company’s common stock at $1.80 per share, the Company received $931,000 proceeds from the financing after deducting $5,000 expenses. There was substantial delay from the notice date to the closing date, which resulted in the Company getting a lower per share price.

NOTE 9 – COMMON STOCK AND WARRANTS

On August 22, 2018, the Company’s Board of Directors and majority stockholders adopted the 2018 Equity Incentive Plan (the “2018 Plan”) for the Company to award up to a maximum of 4,000,000 shares of its Common Stock, to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of its business. In June of 2020, the Company filed a Registration Statement on Form S-8 to register these shares issuable pursuant to the 2018 Plan adopted by the Board of Directors. No awards have been granted under the 2018 Plan as of the date of this prospectus, but the Company’s Board of Directors or a designated committee thereof will have the ability in its discretion from time to time to make awards under the 2018 Plan, including to its officers and directors of the Company.

During September 2018, the Company sold 84,000 shares of Common Stock to third party investors at RMB 20 (approximately $2.94) per share and received proceeds of RMB 1,680,000 (approximately $244,666).

During November 2018, the Company sold 21,500 shares of Common Stock to third party investors at $2.92 per share and received proceeds of $62,780.

On December 21, 2018, the Company completed a registered, underwritten initial public offering and concurrent listing of the Company’s Common Stock on the NASDAQ Capital Market, which offering generated gross proceeds of $6.7 million before deducting underwriter’s commissions and other offering costs, resulting in net proceeds of approximately $5.7 million, of which $1,000,000 was placed in an escrow account. The escrow fund is being held and disbursed by the escrow agent pursuant to the terms and conditions of a certain Indemnification Escrow Agreement between the Company and the underwriter of the offering. $400,000 of the escrow fund was disbursed to the Company in February 2019 when the underwriter confirmed receipt of a written legal opinion from PRC legal counsel in connection with such offering. The Company sold 1,667,500 shares of Common Stock (including shares issued pursuant to the underwriter’s over-allotment option) at an offering price of $4 per share.

In addition, the Company issued warrants to the representative of the underwriters to purchase 101,500 shares of Common Stock at an exercise price of $6 per share. These warrants may be purchased in cash or via cashless exercise, will be exercisable for five years from December 21, 2018 through December 17, 2023. The warrants issued in this financing were classified as equity instruments. The Company accounted for the warrants issued in this financing based on the fair value method under ASC Topic 505, and the FV of the warrants was calculated using the Black-Scholes model under the following assumptions: life of 5 years, volatility of 168%, risk-free interest rate of 2.64% and dividend yield of 0%. The FV of the warrants issued at grant date was $387,727, and was recorded as offering costs. Following is a summary of the activities of warrants for the years ended June 30, 2020 and 2019:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at July 1, 2018	-	$-	-
Warrants issued	101,500	6.00	5
Outstanding at June 30, 2019	101,500	6.00	4.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at June 30, 2020	101,500	$6.00	3.47
Exercisable at June 30, 2020	101,500	$6.00	3.47

The aggregate intrinsic value was $0 as of June 30, 2020 and 2019 and was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.30 and $2.10 for Company’s common stock on June 30, 2020 and 2019, respectively.

In June 2020, the Company filed a “shelf” registration statement on Form S-3 to from time to time issue and offer up to $100,000,000 aggregate dollar amount of common stock, debt securities, warrants or units of securities.